Report Of The Directors Financial Review Risk Report - Distribution of financial instruments by credit quality (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,621,427	$ 2,471,203
Off-balance sheet commitments	273,380	259,643
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	273,512	259,742
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(132)	(99)
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,735	62,666
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,350,116	2,260,944
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,243)	(9,111)
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,345	2,349
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	197,579	188,258
Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	197,579	188,258
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Performance and other guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	75,801	71,385
Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	75,933	71,484
Performance and other guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(132)	(99)
Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,036,743	981,696
Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,045,475	990,321
Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,732)	(8,625)
Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,203	72,167
Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,219	72,180
Loans and advances to banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16)	(13)
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,735	62,666
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,259	61,987
Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	355,664	343,110
Debt securities | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(166)	(84)
Debt securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,714	1,708
Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	175,444	177,234
Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	175,444	177,234
Trading assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	615,179	582,917
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(118)	(55)
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,769	14,934
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,769	14,934
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	242,995	207,825
Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	242,995	207,825
Derivatives | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
– personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	434,271	394,337
– personal | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,134)	(2,947)
– corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	540,499	534,577
– corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,438)	(5,552)
– non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70,705	61,407
– non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(160)	(126)
Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	96,247	214,937
Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	66,148	188,258
Strong | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	30,099	26,679
Strong | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	135,059	139,484
Strong | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,655	6,079
Strong | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	187,636	169,121
Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	93,225	25,743
Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	69,890	0
Good | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	23,335	25,743
Good | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,240	18,888
Good | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,391	2,163
Good | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,642	31,225
Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	78,816	16,790
Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	58,754	0
Satisfactory | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	20,062	16,790
Satisfactory | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,964	16,991
Satisfactory | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,584	6,683
Satisfactory | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,894	6,813
Sub-standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,662	1,869
Sub-standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,605	0
Sub-standard | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,057	1,869
Sub-standard | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,181	1,871
Sub-standard | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	139	9
Sub-standard | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	821	625
Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,502,940	2,378,500
Financial assets excluding equity securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,511,972	2,387,277
Financial assets excluding equity securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,032)	(8,777)
Financial assets excluding equity securities | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,783,286	1,694,864
Financial assets excluding equity securities | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	388,474	361,024
Financial assets excluding equity securities | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	300,774	295,622
Financial assets excluding equity securities | Sub-standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 25,591	$ 22,267
Portfolio Concentration Risk | Financial assets excluding equity securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	100.00%	100.00%
Portfolio Concentration Risk | Financial assets excluding equity securities | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	70.90%	71.00%
Portfolio Concentration Risk | Financial assets excluding equity securities | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	15.50%	15.10%
Portfolio Concentration Risk | Financial assets excluding equity securities | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	12.00%	12.40%
Portfolio Concentration Risk | Financial assets excluding equity securities | Sub-standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	1.00%	0.90%
Credit impaired | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	$ 562	$ 403
Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	182	0
Credit impaired | Credit impaired | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	380	403
Credit impaired | Credit impaired | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Credit impaired | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Credit impaired | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	41
Credit impaired | Financial assets excluding equity securities | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 13,847	$ 13,500
Credit impaired | Portfolio Concentration Risk | Financial assets excluding equity securities | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	0.60%	0.60%
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	$ 619,866	$ 615,108
IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,729,873	1,645,418
Off-balance sheet commitments	620,243	615,526
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,866)	(8,693)
Off-balance sheet commitments	(377)	(418)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	351,725	341,782
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	351,891	341,866
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(166)	(84)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	599,700	591,683
IFRS 9 | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	600,029	592,008
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(329)	(325)
IFRS 9 | Financial guarantee and similar contracts
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	20,166	23,425
IFRS 9 | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	20,214	23,518
IFRS 9 | Financial guarantee and similar contracts | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(48)	(93)
IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,036,743	981,696
IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,045,475	990,321
IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,732)	(8,625)
IFRS 9 | Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,203	72,167
IFRS 9 | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,219	72,180
IFRS 9 | Loans and advances to banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16)	(13)
IFRS 9 | Cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	154,099	162,843
IFRS 9 | Cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	154,101	162,845
IFRS 9 | Cash and balances at central banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,956	5,787
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,956	5,787
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,380	35,859
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,380	35,859
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Reverse repurchase agreements – non-trading | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,093	65,381
IFRS 9 | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	240,862	242,804
IFRS 9 | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	240,862	242,804
IFRS 9 | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial investments | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,735	62,666
IFRS 9 | Financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,788	62,684
IFRS 9 | Financial investments | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(53)	(18)
IFRS 9 | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	91,029	72,903
IFRS 9 | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	91,092	72,938
IFRS 9 | Other assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(63)	(35)
IFRS 9 | – endorsements and acceptances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,198	9,623
IFRS 9 | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,214	9,634
IFRS 9 | – endorsements and acceptances | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16)	(11)
IFRS 9 | – accrued income and other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80,831	63,280
IFRS 9 | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80,878	63,304
IFRS 9 | – accrued income and other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(47)	(24)
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	351,725	341,782
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	351,891	341,866
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(166)	(84)
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	615,061	582,862
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	615,179	582,917
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(118)	(55)
IFRS 9 | – personal | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	223,314	207,351
IFRS 9 | – personal | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(15)	(13)
IFRS 9 | – personal | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	431,137	391,390
IFRS 9 | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	434,271	394,337
IFRS 9 | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,134)	(2,947)
IFRS 9 | – corporate and commercial | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	278,524	271,022
IFRS 9 | – corporate and commercial | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(307)	(305)
IFRS 9 | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	535,061	529,025
IFRS 9 | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	540,499	534,577
IFRS 9 | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,438)	(5,552)
IFRS 9 | – non-bank financial institutions | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	98,191	113,635
IFRS 9 | – non-bank financial institutions | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(7)	(7)
IFRS 9 | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70,545	61,281
IFRS 9 | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70,705	61,407
IFRS 9 | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(160)	(126)
IFRS 9 | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	376,865	383,018
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	333,158	319,632
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	369,424	373,302
IFRS 9 | Strong | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,441	9,716
IFRS 9 | Strong | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	524,889	485,451
IFRS 9 | Strong | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,636	60,249
IFRS 9 | Strong | Cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	151,788	160,995
IFRS 9 | Strong | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,935	5,765
IFRS 9 | Strong | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,380	35,859
IFRS 9 | Strong | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	193,157	200,774
IFRS 9 | Strong | Financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	78,318	56,031
IFRS 9 | Strong | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70,675	55,424
IFRS 9 | Strong | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,133	1,514
IFRS 9 | Strong | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,542	53,910
IFRS 9 | Strong | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	333,158	319,632
IFRS 9 | Strong | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	537,253	514,848
IFRS 9 | Strong | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	354,461	316,616
IFRS 9 | Strong | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	138,126	140,387
IFRS 9 | Strong | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32,302	28,448
IFRS 9 | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	153,021	144,476
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,966	12,454
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	146,988	137,076
IFRS 9 | Good | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,033	7,400
IFRS 9 | Good | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	258,402	244,199
IFRS 9 | Good | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,329	7,371
IFRS 9 | Good | Cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,398	1,508
IFRS 9 | Good | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18	21
IFRS 9 | Good | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	37,947	29,423
IFRS 9 | Good | Financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,503	5,703
IFRS 9 | Good | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,638	8,069
IFRS 9 | Good | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,651	4,358
IFRS 9 | Good | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,987	3,711
IFRS 9 | Good | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,966	12,454
IFRS 9 | Good | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54,505	44,724
IFRS 9 | Good | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	45,037	43,764
IFRS 9 | Good | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	190,470	181,984
IFRS 9 | Good | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,895	18,451
IFRS 9 | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	83,038	80,983
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,222	7,210
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	77,499	75,478
IFRS 9 | Satisfactory | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,539	5,505
IFRS 9 | Satisfactory | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	228,485	230,357
IFRS 9 | Satisfactory | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,859	4,549
IFRS 9 | Satisfactory | Cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	915	324
IFRS 9 | Satisfactory | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	1
IFRS 9 | Satisfactory | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,621	12,607
IFRS 9 | Satisfactory | Financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	906	949
IFRS 9 | Satisfactory | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,321	9,138
IFRS 9 | Satisfactory | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,196	3,604
IFRS 9 | Satisfactory | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,125	5,534
IFRS 9 | Satisfactory | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,222	7,210
IFRS 9 | Satisfactory | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,766	23,019
IFRS 9 | Satisfactory | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,636	27,194
IFRS 9 | Satisfactory | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	186,383	189,357
IFRS 9 | Satisfactory | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,466	13,806
IFRS 9 | Sub-standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,349	5,830
IFRS 9 | Sub-standard | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	544	2,558
IFRS 9 | Sub-standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,338	5,233
IFRS 9 | Sub-standard | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,011	597
IFRS 9 | Sub-standard | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,007	16,993
IFRS 9 | Sub-standard | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,395	11
IFRS 9 | Sub-standard | Cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	18
IFRS 9 | Sub-standard | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	137	0
IFRS 9 | Sub-standard | Financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61	1
IFRS 9 | Sub-standard | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	306	181
IFRS 9 | Sub-standard | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	230	155
IFRS 9 | Sub-standard | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	76	26
IFRS 9 | Sub-standard | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	544	2,558
IFRS 9 | Sub-standard | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	503	200
IFRS 9 | Sub-standard | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,286	2,182
IFRS 9 | Sub-standard | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,891	14,339
IFRS 9 | Sub-standard | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	830	472
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	12
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	780	919
IFRS 9 | Credit impaired | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,692	13,321
IFRS 9 | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	152	126
IFRS 9 | Credit impaired | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	970	1,219
IFRS 9 | Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	780	919
IFRS 9 | Credit impaired | Credit impaired | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	190	300
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,692	13,321
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	152	126
IFRS 9 | Credit impaired | Credit impaired | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	3
IFRS 9 | Credit impaired | Credit impaired | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	148	123
IFRS 9 | Credit impaired | Credit impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	12
IFRS 9 | Credit impaired | Credit impaired | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,851	4,581
IFRS 9 | Credit impaired | Credit impaired | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,629	8,510
IFRS 9 | Credit impaired | Credit impaired | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 212	$ 230